Debt and Warrant Liabilities - 340 Broadway Holdings notes (Details) - USD ($)	Jan. 30, 2025	Jan. 23, 2025	Mar. 31, 2025	Jan. 24, 2025	Jan. 22, 2025	Dec. 31, 2024
Debt and Warrant Liabilities
Interest payable			$ 869,821			$ 57,474,111
340 Broadway Holdings notes
Debt and Warrant Liabilities
Principal balance payable			1,000,000	$ 2,000,000
Interest rate				15.00%
Cash received on issuance of debt	$ 800,000	$ 1,200,000
Interest payable			26,000
Silverback Capital Corporation notes
Debt and Warrant Liabilities
Principal balance payable			$ 1,000,000		$ 1,000,000
Interest rate					15.00%
Interest payable					$ 28,333